Assets held for sale	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Assets held for sale
35	Assets held for sale

	2022 RMB million	2021 RMB million
Aircraft and other flight equipment	709	1,292

As at December 31, 2022, assets held for sale represents certain aircraft and other flight equipment to be delivered. The carrying amount of aircraft and other flight equipment is RMB709 million. As at December 31, 2022, the transaction price with third party is higher than the carrying amount of the assets, and the sale is expected to be completed in 2023.